EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2019
as revised June 26, 2019

EATON VANCE FLOATING-RATE ADVANTAGE FUND
Supplement to Summary Prospectus
dated March 1, 2019 as revised May 31, 2019

EATON VANCE FLOATING-RATE FUND
Supplement to Summary Prospectus

dated March 1, 2019

EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Summary Prospectus
dated March 1, 2019 as revised June 26, 2019

Class B shares of Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund (each a “Fund”) have been converted to the corresponding Class A shares of each Fund. Effective October 15, 2019, all references to each Fund’s Class B shares are removed from the Prospectus and each Fund’s Summary Prospectus.

October 15, 2019	33357 10.15.19

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

Supplement to Prospectus and Summary Prospectus

dated March 1, 2019
as revised June 18, 2019

Class B shares of Eaton Vance High Income Opportunities Fund (the “Fund”) have been converted to Class A shares of the Fund. Effective October 15, 2019, all references to Class B shares of the Fund are removed from the Prospectus and Summary Prospectus.

October 15, 2019	33358 10.15.19

EATON VANCE TAX-MANAGED EQUITY

ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL

DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED

MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2019

EATON VANCE TAX-MANAGED EQUITY

ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL

DIVIDEND INCOME FUND

Supplement to Summary Prospectuses

dated March 1, 2019

Class B shares of Eaton Vance Tax-Managed Equity Asset Allocation Fund and Eaton Vance Tax-Managed Global Dividend Income Fund (each a “Fund”) have been converted to the corresponding Class A shares of each Fund. Effective October 15, 2019, all references to each Fund’s Class B shares are removed from the Prospectus and each Fund’s Summary Prospectus.

October 15, 2019	33360 10.15.19

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Prospectus and Summary Prospectuses dated May 1, 2019

Class B shares of Eaton Vance Tax-Managed Growth Fund 1.1 and Eaton Vance Tax-Managed Growth Fund 1.2 (each a “Fund”) have been converted to the corresponding Class A shares of each Fund. Effective October 15, 2019, all references to each Fund’s Class B shares are removed from the Prospectus and each Fund’s Summary Prospectus.

October 15, 2019	33361 10.15.19